PGIM Target Date 2035 Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 95.9%
Affiliated Mutual Funds
Domestic Equity — 39.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	119,971	$1,505,632
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	357,404	14,957,362
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	188,504	1,639,989
		18,102,983
Fixed Income — 35.9%
PGIM Core Conservative Bond Fund (Class R6)	370,000	3,193,104
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	333,007	2,251,124
PGIM TIPS Fund (Class R6)	649,329	5,486,827
PGIM Total Return Bond Fund (Class R6)	456,306	5,475,676
		16,406,731
International Equity — 20.4%
PGIM Global Real Estate Fund (Class R6)	140,847	2,760,603
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	90,345	1,101,309
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	369,988	5,494,328
		9,356,240

Total Long-Term Investments (cost $39,650,797)		43,865,954

Short-Term Investment 4.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,824,852)	1,824,852	1,824,852

TOTAL INVESTMENTS 99.9% (cost $41,475,649)(wa)		45,690,806
Other assets in excess of liabilities 0.1%		38,515

Net Assets 100.0%		$45,729,321

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2035 Fund